Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash Flows From Operating Activities:
Net Income	$ 2,442	$ 2,123	$ 2,206
Adjustments to reconcile net income to net cash from operating activities:
Provision for credit losses	572	428	251
Adjustment to income tax provision	(6)	(107)	(39)
Depreciation	405	356	333
Loss (gain) on early extinguishment of debt	(1)	172	122
Amortization of intangibles	150	105	91
Equity-based compensation expense	115	106	102
(Gain) loss on securities, net	(46)	3	3
Net change in operating assets and liabilities:
LHFS	(644)	422	(201)
Trading securities	432	(698)	(101)
Other assets	(568)	(493)	346
Accounts payable and other liabilities	186	263	(4)
Cash paid to terminate FDIC loss share agreements	(230)	0	0
Other, net	(135)	235	101
Net cash from operating activities	2,672	2,915	3,210
Cash Flows From Investing Activities:
Proceeds from sales of AFS securities	4,612	6,302	1,309
Proceeds from maturities, calls and paydowns of AFS securities	5,888	5,064	3,915
Purchases of AFS securities	(10,033)	(12,698)	(3,685)
Proceeds from maturities, calls and paydowns of HTM securities	7,022	3,791	1,866
Purchases of HTM securities	(5,124)	(2,557)	(4,030)
Originations and purchases of loans and leases, net of principal collected	(2,757)	(2,984)	(5,041)
Net cash received (paid) for acquisitions and divestitures	(785)	1,055	1,025
Other, net	495	389	626
Net cash from investing activities	(682)	(1,638)	(4,015)
Cash Flows From Financing Activities:
Net change in deposits	4,507	2,506	337
Net change in short-term borrowings	(3,581)	(982)	(421)
Proceeds from issuance of long-term debt	3,878	2,272	5,510
Repayment of long-term debt	(5,849)	(2,433)	(3,912)
Net cash from common stock transactions	(293)	73	298
Net proceeds from preferred stock issued	450	0	0
Cash dividends paid on common stock	(925)	(789)	(666)
Cash dividends paid on preferred stock	(167)	(148)	(148)
Other, net	215	(390)	(33)
Net cash from financing activities	(1,765)	109	965
Net Change in Cash and Cash Equivalents	225	1,386	160
Cash and Cash Equivalents at Beginning of Period	3,711	2,325	2,165
Cash and Cash Equivalents at End of Period	3,936	3,711	2,325
Cash paid during the period for:
Interest	775	734	765
Income taxes	844	655	322
Noncash investing and financing activities:
Transfers of loans to foreclosed assets	487	532	547
Transfers of loans HFI to LHFS	263	153	684
Stock issued in acquisitions	1,063	2,188	0
Purchase of additional interest in AmRisc, LP	0	216	0
Transfer of HTM securities to AFS	$ 0	$ 517	$ 0